CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Common Shares		Treasury Stock		Additional Paid-in Capital	Retained Earnings Cumulative effect, adjustment	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Earnings Attributable to Canadian Solar Inc. Cumulative effect, adjustment	Earnings Attributable to Canadian Solar Inc.	Non-Controlling Interest	Cumulative effect, adjustment	Total
Balance at Dec. 31, 2017		$ 702,162				$ 417		$ 383,681	$ (54,034)		$ 1,032,226	$ 27,549		$ 1,059,775
Balance (in shares) at Dec. 31, 2017		58,496,685
Increase (Decrease) in Stockholders' Equity
Net Income (loss)								237,070			237,070	5,361		242,431
Foreign currency translation adjustment									(53,457)		(53,457)	2,880		(50,577)
Acquisition of subsidiaries												7,703		7,703
Acquisition non-controlling interest's ownership												(6,591)		(6,591)
Share-based compensation						10,258					10,258			10,258
Transfer of equity interest in subsidiaries to non-controlling shareholders												10,470		10,470
Exercise of share options and RSUs		$ 769									769			769
Exercise of share options and RSUs (in shares)		683,939
De-recognition of derivatives									(8,752)		(8,752)			(8,752)
Fair value change on derivatives									6,094		6,094			6,094
Balance (ASU 2014-09) at Dec. 31, 2018							$ 1,265			$ 1,265			$ 1,265
Balance at Dec. 31, 2018		$ 702,931				10,675		622,016	(110,149)		1,225,473	47,372		1,272,845
Balance (in shares) at Dec. 31, 2018		59,180,624
Increase (Decrease) in Stockholders' Equity
Net Income (loss)								171,585			171,585	(5,030)		166,555
Foreign currency translation adjustment									6,389		6,389	(6,070)		319
Acquisition non-controlling interest's ownership						(4,178)					(4,178)	(9,998)		(14,176)
Repurchase of common shares	[1]			$ (11,845)							(11,845)			$ (11,845)
Repurchase of common shares (in shares)		(609,516)	[1]	609,516,000	[1]									609,516
Repurchase of treasury stock (shares)				609,516,000
Share-based compensation						10,682					10,682			$ 10,682
Exercise of share options and RSUs		$ 875									875			875
Exercise of share options and RSUs (in shares)		800,576
Proceeds from non-controlling interests												5,650		5,650
Fair value change on derivatives									(5,847)		(5,847)			(5,847)
Balance at Dec. 31, 2019		$ 703,806		$ (11,845)		17,179		793,601	(109,607)		1,393,134	31,924		$ 1,425,058
Balance (in shares) at Dec. 31, 2019		59,371,684												59,371,684
Increase (Decrease) in Stockholders' Equity
Net Income (loss)								146,703			146,703	543		$ 147,246
Foreign currency translation adjustment									74,319		74,319	1,869		76,188
Acquisition non-controlling interest's ownership						(8,414)					(8,414)	0		(8,414)
Repurchase of common shares	[2]			$ (5,963)							(5,963)			(5,963)
Repurchase of common shares (in shares)	[2]	(381,330)		381,330
Share-based compensation						12,350					12,350			12,350
Transfer of equity interest in subsidiaries to non-controlling shareholders						(49,351)					(49,351)	273,904		224,553
Exercise of share options and RSUs		$ 1,035									1,035			1,035
Exercise of share options and RSUs (in shares)		830,030
Retirement of treasury stock (in shares)	[3]			(990,846,000)
Retirement of treasury stock	[3]	$ (17,808)		$ 17,808
De-recognition of derivatives									(4,115)		(4,115)			(4,115)
Proceeds from non-controlling interests												14,123		14,123
Fair value change on derivatives									10,724		10,724			10,724
Balance at Dec. 31, 2020		$ 687,033				$ (28,236)		$ 940,304	$ (28,679)		$ 1,570,422	$ 322,363		$ 1,892,785
Balance (in shares) at Dec. 31, 2020		59,820,384												59,820,384

[1]	Following the share repurchase plan authorized by the Board Directors on December 9, 2019, the Company repurchased 609,516 outstanding shares with total costs of $11,845 in December 2019. The Company retired all outstanding shares repurchased during 2020.
[2]	Following the share repurchase plan authorized by the Board Directors on December 9, 2019, the Company repurchased 91,424 and 289,906 outstanding shares with total costs of $2,000 and $3,963 in January 2020 and March 2020, respectively. The Company retired all outstanding shares repurchased during 2020.
[3]	On September 30, 2020, the Company announced a RMB1.78 billion (approximately $261,332) capital raising for CSI Solar Co., Ltd., to qualify it for the planned carve-out IPO in China and bring in leading institutional investors and strategic partners. Refer to Note 1 to the consolidated financial statements for further information.